Cash and Cash Equivalents (Details) - USD ($)	Dec. 31, 2022	Jun. 30, 2022	Jun. 30, 2021
Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents	$ 10,388,194	$ 8,978,019	$ 20,296,047
Cash and Cash Equivalents [Member]
Cash and Cash Equivalents (Details) [Line Items]
Cash and cash equivalents		$ 8,978,018